GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Selling, general and administrative expense [abstract]
Wages, salaries and related expenses	$ 25,599	$ 23,419	$ 21,835
Share base payments	5,334	4,314	12,121
Rent and office maintenance	2,035	1,667	2,432
Professional expenses	7,094	9,935	7,686
Doubtful debts	(7,704)	1,516	4,337
Acquisition costs	0	0	171
Other expenses	836	386	2,469
Total general and administrative expense	$ 33,194	$ 41,237	$ 51,051